Submission	May 06, 2025
Submission [Line Items]
Central Index Key	0001622229
Registrant Name	Cogent Biosciences, Inc.
Registration File Number	333-269707
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES